Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 212,139	$ 149,765
Investment in receivable portfolios, net	2,890,613	2,382,809
Deferred court costs, net	79,963	65,187
Property and equipment, net	76,276	72,257
Other assets	302,728	215,447
Goodwill	928,993	785,032
Total assets	4,490,712	3,670,497
Liabilities:
Accounts payable and accrued liabilities	284,774	234,398
Debt, net	3,446,876	2,805,983
Other liabilities	35,151	29,601
Total liabilities	3,766,801	3,069,982
Commitments and contingencies
Redeemable noncontrolling interest	151,978	45,755
Redeemable equity component of convertible senior notes	0	2,995
Equity:
Convertible preferred stock, $.01 par value, 5,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $.01 par value, 50,000 shares authorized, 25,801 shares and 25,593 shares issued and outstanding as of December 31, 2017 and December 31, 2016, respectively	258	256
Additional paid-in capital	42,646	103,392
Accumulated earnings	616,314	560,567
Accumulated other comprehensive loss	(77,356)	(104,911)
Total Encore Capital Group, Inc. stockholders’ equity	581,862	559,304
Noncontrolling interest	(9,929)	(7,539)
Total equity	571,933	551,765
Total liabilities, redeemable equity and equity	4,490,712	3,670,497
VIEs
Assets
Cash and cash equivalents	88,902	55,823
Investment in receivable portfolios, net	1,342,300	972,841
Deferred court costs, net	26,482	22,760
Property and equipment, net	23,138	19,284
Other assets	122,263	79,767
Goodwill	724,054	584,868
Liabilities:
Accounts payable and accrued liabilities	151,208	99,689
Debt, net	2,014,202	1,514,799
Other liabilities	$ 1,494	$ 1,921